Business Combination - SOAC sponsors (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Business Acquisition [Line Items]
Threshold trading days within any thirty trading day period for automatic conversion of special shares | $	20
Threshold consecutive trading day period for automatic conversion of special shares | $	30
DeepGreen
Business Acquisition [Line Items]
Shares issued to the shareholders | shares	203,874,981
DeepGreen | Class I special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 50
DeepGreen | Class J special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 12